Cover	Jul. 31, 2025
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2025
Current Fiscal Year End Date	--12-31
Entity File Number	001-09712
Entity Registrant Name	ARRAY DIGITAL INFRASTRUCTURE, INC.
Entity Central Index Key	0000821130
Entity Tax Identification Number	62-1147325
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	500 West Madison Street
Entity Address, Address Line Two	Suite 810
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60661
City Area Code	866
Local Phone Number	573-4544
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	United States Cellular Corporation
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Shares, $1 par value
Trading Symbol	USM
Security Exchange Name	NYSE
6.25% Senior Notes due 2069 [Member]
Document Information [Line Items]
Title of 12(b) Security	6.25% Senior Notes Due 2069
Trading Symbol	UZD
Security Exchange Name	NYSE
5.50% Senior Notes due 2070 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Senior Notes Due 2070
Trading Symbol	UZE
Security Exchange Name	NYSE
5.50% Senior Notes due 2070 [Member]
Document Information [Line Items]
Title of 12(b) Security	5.50% Senior Notes Due 2070
Trading Symbol	UZF
Security Exchange Name	NYSE
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	8410 West Bryn Mawr
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60631